Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the financial statements of the Company as of December 31, 2023, were applied consistently in these financial statements.

A.	Use of estimates in the preparation of financial statements

The preparation of condensed interim consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions include (i) net realizable value of the inventory, (ii) impairment analysis of goodwill and intangible assets, (iii) allowance for doubtful accounts; and (vi) revenue recognition.

B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, were eliminated upon consolidation.

C.	Cash and cash equivalents

Cash equivalents are short-term highly liquid investments with original maturities of less than three months from date of purchase.

D.	Earnings per share

The Company computes net earnings per share in accordance with ASC 260, “Earnings per share”. Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period, net of the weighted average number of treasury shares (if any).

Diluted earnings per ordinary share is computed similar to basic earnings per share, except that the denominator is increased to include the number of additional potential ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the additional ordinary shares were dilutive. Potential ordinary shares are excluded from the computation for a period in which a net earnings is reported or if their effect is anti-dilutive.

An amount of 1.4 million and 1.5 million weighted average outstanding options and warrants have been excluded from the calculation of the diluted net earnings per share for the period of six months ended June 30, 2024 and 2023, respectively, because the effect of the ordinary shares issuable as a result of the exercise or conversion of these instruments was determined to be anti-dilutive.

E.	Recently issued accounting pronouncements

There are currently no accounting standards that have been issued but not yet adopted that we believe will have a significant impact on our consolidated financial position, results of operations or cash flows.